Prepaid expenses - Schedule of Prepaid Expenses (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments and accrued income other than contract assets [abstract]
Prepaid insurance	$ 1,166,879	$ 1,175,709
Other	166,996	318,774
Prepaid expenses	$ 1,333,875	$ 1,494,483